Accumulated other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2025
Accumulated Other Comprehensive Income
Schedule of Accumulated Other Comprehensive Income

Accumulated Other Comprehensive Income relates to marketable securities fair value measurement reserve and cumulative translation adjustment reserve as reported in the following table.

	Changes in Accumulated Other Comprehensive Income
	For the year ended December 31, 2025
	Unrealized gains and losses on available-for-sale debt securities	Foreign currency translation adjustments	Total

Beginning Balance	€96,234	€(7,288)	€88,946
Adjustment for net (gain) loss on marketable securities	(96,234)	-	(96,234)
Change in fair value of marketable securities	103,439	-	103,439
Cumulative translation adjustment	-	70,360	70,360
Total	€103,439	€63,072	€166,511